Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation
The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).
Use of Estimates

(b)	Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Risks and Uncertainties

(c)	Risks and Uncertainties

The Company does not have an operating history and has not generated any revenue through the origination of mortgages and other liens on and interests in real estate. The Company’s business and operations are sensitive to general business and economic conditions, including the lingering impacts of the COVID-19 pandemic, along with any related local, state and federal government policy decisions. Factors beyond the Company’s control could cause fluctuations in these conditions, including the ability to raise funds to acquire real estate investments and the availability of real estate investments to acquire. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations.

Cash and Cash Equivalents

(d)	Cash and Cash Equivalents

Cash consists of amounts the Company has on deposit with a major commercial financial institution. Cash equivalents include short term investments, stated at cost plus interest, which approximates fair value, with an original maturity of less than 90 days.

Cash may at times exceed the Federal Deposit Insurance Corporation deposit insurance limit and the Company mitigates credit risk by placing cash with major financial institutions.

Organization and Offering Costs

(e)	Organization and Offering Costs

Organizational and offering expenses in connection with any Company offering include all expenses to be paid by the Company in connection with the offering. Organization costs will be expensed as incurred and syndication costs will be reflected as a reduction of stockholders’ equity.

Initial organization and offering expenses will be paid by founders and/or affiliates of the founders of the Company. The Company will reimburse the founders and/or affiliates of the Company an amount up to $1,125,000 from the gross bond offering proceeds of the any Company offering for these initial expenses.

The Company has entered into an oral agreement with an affiliate of a founder to reimburse from Company cash when available any initial organizational and offering expenses paid by this affiliate of a founder.

Income Taxes

(f)	Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements. In certain instances, the Company may be subject to certain state and local taxes depending on the location and jurisdiction of any real estate investments made by the Company.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized. Changes in recognition or measurements are reflected in the period in which the change in judgment occurs. As of December 31, 2024 and December 31, 2025, the Company had no material unrecognized tax benefits as follows: the Company has a net operating loss for tax purposes in the year of 2025 of $180,695, an estimated gross deferred tax asset of $7,228 and an estimated net of valuation allowance deferred tax asset of $0. The Company is subject to income taxes to the Government of Puerto Rico and is not subject to corporate taxation by the Internal Revenue Service.

Liquidity and Going Concern

(g)	Liquidity and Going Concern:

The Company has outstanding $195,000 in Bonds as of December 31, 2025 and has outstanding $196,000 in bonds as of December 31, 2024, has not commenced its primary lending operations, and does not have sufficient cash or a source of revenue sufficient to cover future organizational, offering and operation costs. As of December 31, 2025 and December 31, 2024, the Company has not made any investments into cash flowing assets and have not generated any significant revenues. Other interest income in the years of 2025 and 2024 were derived from interest income on cash on hand. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the realization of the carrying value of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company will be dependent upon the raising of additional capital through issuance of bonds in order to implement its business plan. There can be no assurance that the Company will be successful in this situation in order to continue as a going concern. The Company is funding its initial expenses from payments of expenses by founders of the Company.

Earnings per share, basic and diluted

(h)	Earnings per share, basic and diluted

Basic net income per share will be computed by allocating net income to common shares and using the weighted-average number of common shares outstanding during the period.

Diluted net income per share will be computed using the weighted-average number of common shares and, if dilutive, the potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share. The Company has no dilutive securities outstanding.

New accounting pronouncements

(i)	New accounting pronouncements

The company reviews new accounting pronouncements and does not believe any have a significant impact.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. Management considers that the guidance does not have a significant impact on the disclosures set out in these financial statements.

The Company has not yet begun generating revenue from its planned principal operations and operates as a single reportable segment. The chief operating decision maker is the Company’s chief executive officer who assesses performance based on total expenses, cash flows, and progress made in the Company’s ongoing business efforts. All of the Company’s long-lived assets are located in the United States.

In December 2023, the FASB issued ASU No. 2023-09, “Improvements to Income Tax Disclosures”, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The amendments in this ASU are effective for annual periods beginning on January 1, 2025, and should be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted.

The Company has not yet generated taxable income and will be a tax payer pursuant to its incorporation in Puerto Rico and being subject to Act 60 as previously discussed in the Business Overview and Government Regulations sections of this Annual Report.

Fair value - hierarchy of fair value

(j)	Fair value - hierarchy of fair value

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Company discloses the fair value of its assets and liabilities in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation. FASB ASC820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level One - Inputs use quoted prices in active markets for identical assets or liabilities of which the Company has the ability to access.

Level Two - Inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level Three - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.

Financial assets and liabilities are shown at approximate fair value.

Advertising and Marketing Expenses
(k)	Advertising and Marketing Expenses
The Company expenses all advertising and marketing expenses as incurred.
Bonds Payable

(l) Bonds Payable

When a company issues bonds, the face value of the bonds is recorded as a liability, “Bonds Payable,” on the balance sheet. If the bonds are issued at a price above or below their face value, the difference is recorded as a premium or discount on bonds payable, respectively. Any costs associated with issuing the bonds, such as legal fees or underwriting commissions, are typically expensed as incurred. Premiums or discounts on bonds payable are amortized over the life of the bonds using the effective interest method. This method allocates the total interest expense over the life of the bond, ensuring that the interest expense is recognized consistently. Interest expense is calculated based on the carrying amount of the bonds (face value plus or minus the unamortized premium or discount) and the effective interest rate. All bonds have been issued at face value. There have been no premiums or discounts on any bonds issued. Existing bonds outstanding are paid on a monthly basis in arrears and all interest payments are current.